Submission	Jul. 31, 2026
Submission [Line Items]
Central Index Key	0001043277
Registrant Name	C. H. ROBINSON WORLDWIDE, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES